Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2024	2023
Institutions	107	37
Prepaid expenses	292	330
Other	12	-
	411	367